UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act file number 811-02183

MassMutual Corporate Investors

(Exact name of registrant as specified in charter)

1500 Main Street, Springfield, MA 01115

(Address of principal executive offices) (Zip code)

Christopher A. DeFrancis, Vice President and Secretary
1500 Main Street, Suite 2800, Springfield, MA 01115

(Name and address of agent for service)

Registrant's telephone number, including area code: 413-226-1000

___________________

Date of fiscal year end: 12/31

___________________

Date of reporting period: 03/31/11

___________________

CONSOLIDATED SCHEDULE OF INVESTMENTS
March 31, 2011
(Unaudited)

Corporate Restricted Securities - 98.18%: (A)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Private Placement Investments - 92.89%

A E Company, Inc.
A designer and manufacturer of machined parts and assembly structures for the commercial and military aerospace industries.
11% Senior Secured Note due 2015	$1,332,693	*	$1,310,704	$1,352,983
13% Senior Subordinated Note due 2016	$1,413,461	11/10/09	1,283,639	1,416,597
Common Stock (B)	323,077 shs.	11/10/09	323,077	245,954
Warrant, exercisable until 2019, to purchase
common stock at $.01 per share (B)	161,538 shs.	11/10/09	119,991	122,977
* 11/10/09 and 11/18/09.			3,037,411	3,138,511

A H C Holding Company, Inc.
A designer and manufacturer of boilers and water heaters for the commercial sector.
15% Senior Subordinated Note due 2015	$2,574,346	11/21/07	2,537,434	2,574,346
Limited Partnership Interest (B)	23.16% int.	11/21/07	224,795	334,301
			2,762,229	2,908,647
A S A P Industries LLC
A designer and manufacturer of components used on oil and natural gas wells.
12.5% Senior Subordinated Note due 2015	$850,946	12/31/08	763,078	859,455
Limited Liability Company Unit Class A-2 (B)	1,276 uts.	12/31/08	140,406	407,926
Limited Liability Company Unit Class A-3 (B)	1,149 uts.	12/31/08	126,365	367,134
			1,029,849	1,634,515
A S C Group, Inc.
A designer and manufacturer of high reliability encryption equipment, communications products, computing systems and electronic components primarily for the military and aerospace sectors.
12.75% Senior Subordinated Note due 2016	$2,318,182	10/09/09	2,029,958	2,364,546
Limited Liability Company Unit Class A (B)	4,128 uts.	*	405,691	257,925
Limited Liability Company Unit Class B (B)	2,782 uts.	10/09/09	273,352	173,824
* 10/09/09 and 10/27/10.			2,709,001	2,796,295

A W X Holdings Corporation
A provider of aerial equipment rental, sales and repair services to non-residential construction and maintenance contractors operating in the State of Indiana.
10.5% Senior Secured Term Note due 2014 (D)	$735,000	05/15/08	724,402	551,250
13% Senior Subordinated Note due 2015 (D)	$735,000	05/15/08	673,096	-
Common Stock (B)	105,000 shs.	05/15/08	105,000	-
Warrant, exercisable until 2015, to purchase
common stock at $.01 per share (B)	36,923 shs.	05/15/08	62,395	-
			1,564,893	551,250

CONSOCONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2011
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Advanced Technologies Holdings
A provider of factory maintenance services to industrial companies.
15% Senior Subordinated Note due 2013	$2,248,845	12/27/07	$2,224,794	$2,248,845
Preferred Stock (B)	1,031 shs.	12/27/07	510,000	758,551
Preferred Stock Series B (B)	52 shs.	01/04/11	40,800	38,634
			2,775,594	3,046,030
Aero Holdings, Inc.
A provider of geospatial services to corporate and government clients.
10.5% Senior Secured Term Note due 2014	$1,220,625	03/09/07	1,211,270	1,233,204
14% Senior Subordinated Note due 2015	$1,260,000	03/09/07	1,171,361	1,260,000
Common Stock (B)	262,500 shs.	03/09/07	262,500	416,202
Warrant, exercisable until 2015, to purchase
common stock at $.01 per share (B)	66,116 shs.	03/09/07	111,527	104,829
			2,756,658	3,014,235
All Current Holding Company
A specialty re-seller of essential electrical parts and components primarily serving wholesale distributors.
12% Senior Subordinated Note due 2015	$1,140,317	09/26/08	1,061,989	1,151,720
Common Stock (B)	1,347 shs.	09/26/08	134,683	134,363
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	958 shs.	09/26/08	87,993	95,560
			1,284,665	1,381,643
American Hospice Management Holding LLC
A for-profit hospice care provider in the United States.
12% Senior Subordinated Note due 2013	$3,187,495	*	3,102,943	3,187,495
Preferred Class A Unit (B)	3,223 uts.	**	322,300	562,962
Preferred Class B Unit (B)	1,526 uts.	06/09/08	152,626	238,141
Common Class B Unit (B)	30,420 uts.	01/22/04	1	169,676
Common Class D Unit (B)	6,980 uts.	09/12/06	1	38,933
* 01/22/04 and 06/09/08. ** 01/22/04 and 09/12/06.			3,577,871	4,197,207

Apex Analytix Holding Corporation
A provider of audit recovery and fraud detection services and software to commercial and retail businesses in the U.S. and Europe.
12.5% Senior Subordinated Note due 2014	$1,912,500	04/28/09	1,663,079	1,950,750
Preferred Stock Series B (B)	3,065 shs.	04/28/09	306,507	416,830
Common Stock (B)	1,366 shs	04/28/09	1,366	185,777
			1,970,952	2,553,357

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2011
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Arrow Tru-Line Holdings, Inc.
A manufacturer of hardware for residential and commercial overhead garage doors in North America.
12% Senior Subordinated Note due 2012 (D)	$1,859,060	05/18/05	$1,729,263	$1,115,436
Preferred Stock (B)	63 shs.	10/16/09	62,756	-
Common Stock (B)	497 shs.	05/18/05	497,340	-
Warrant, exercisable until 2012, to purchase
common stock at $.01 per share (B)	130 shs.	05/18/05	112,128	-
			2,401,487	1,115,436
Associated Diversified Services
A provider of routine maintenance and repair services primarily to electric utility companies predominantly on electric power distribution lines.
10% Senior Secured Term Note due 2016 (C)	$853,714	09/30/10	833,698	840,702
13% Senior Subordinated Note due 2017	$853,714	09/30/10	765,468	830,051
Limited Liability Company Unit Class B (B)	92,571 uts.	09/30/10	92,571	87,942
Limited Liability Company Unit Class B OID (B)	70,765 uts.	09/30/10	70,765	708
			1,762,502	1,759,403
Barcodes Group, Inc.
A distributor and reseller of automatic identification and data capture equipment, including mobile computers, scanners, point-of-sale systems, labels, and accessories.
13.5% Senior Subordinated Note due 2016	$1,925,652	07/27/10	1,836,364	1,976,375
Preferred Stock (B)	39 shs.	07/27/10	394,487	374,775
Common Stock Class A (B)	131 shs.	07/27/10	1,310	1,245
Warrant, exercisable until 2020, to purchase
common stock at $.01 per share (B)	23 shs.	07/27/10	227	-
			2,232,388	2,352,395
Bravo Sports Holding Corporation
A designer and marketer of niche branded consumer products including canopies, trampolines, in-line skates, skateboards, and urethane wheels.
12.5% Senior Subordinated Note due 2014	$2,281,593	06/30/06	2,207,575	2,281,593
Preferred Stock Class A (B)	879 shs.	06/30/06	268,121	199,615
Common Stock (B)	1 sh.	06/30/06	286	-
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	309 shs.	06/30/06	92,102	70,154
			2,568,084	2,551,362

CONSOLIDATEDSCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2011
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

C D N T, Inc.
A value-added converter and distributor of specialty pressure sensitive adhesives, foams, films, and foils.
10.5% Senior Secured Term Note due 2014	$610,083	08/07/08	$602,349	$602,727
12.5% Senior Subordinated Note due 2015	$750,872	08/07/08	697,666	731,687
Common Stock (B)	73,256 shs.	08/07/08	73,256	41,471
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	57,600 shs.	08/07/08	57,689	32,608
			1,430,960	1,408,493
Capital Specialty Plastics, Inc.
A producer of desiccant strips used for packaging pharmaceutical products.
Common Stock (B)	109 shs.	*	503	1,157,108
*12/30/97 and 05/29/99.

Clough, Harbour and Associates
An engineering service firm that is located in Albany, NY.
12.25% Senior Subordinated Note due 2015	$2,400,000	12/02/08	2,266,003	2,424,000
Preferred Stock (B)	277 shs.	12/02/08	276,900	282,683
			2,542,903	2,706,683
CHG Alternative Education Holding Company
A leading provider of publicly-funded, for profit pre-K-12 education services targeting special needs children at therapeutic day schools and “at risk” youth through alternative education programs.
13.5% Senior Subordinated Note due 2018	$2,137,500	01/19/11	2,009,148	2,126,239
Common Stock (B)	1,125 shs.	01/19/11	112,500	106,875
Warrant, exercisable until 2021, to purchase
common stock at $.01 per share (B)	884 shs.	01/19/11	87,750	9
			2,209,398	2,233,123
Coeur, Inc.
A producer of proprietary, disposable power injection syringes.
12% Senior Subordinated Note due 2016	$1,214,286	10/10/08	1,122,287	1,217,204
Common Stock (B)	607 shs.	10/10/08	60,714	25,149
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	934 shs.	10/10/08	91,071	38,692
			1,274,072	1,281,045
Connecticut Electric, Inc.
A supplier and distributor of electrical products sold into the retail and wholesale markets.
10% Senior Subordinated Note due 2014 (D)	$1,456,429	01/12/07	1,358,675	1,092,322
Limited Liability Company Unit Class A (B)	156,046 uts.	01/12/07	156,046	-
Limited Liability Company Unit Class C (B)	112,873 uts.	01/12/07	112,873	-
Limited Liability Company Unit Class D (B)	1,268,437 uts.	05/03/10	-	-
Limited Liability Company Unit Class E (B)	2,081 uts.	05/03/10	-	-
			1,627,594	1,092,322

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2011
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Connor Sport Court International, Inc.
A designer and manufacturer of outdoor and indoor synthetic sports flooring and other temporary flooring products.
Preferred Stock Series B-2 (B)	17,152 shs.	07/05/07	$700,392	1,715,247
Preferred Stock Series C (B)	8,986 shs.	07/05/07	300,168	898,560
Common Stock (B)	718 shs.	07/05/07	7	839
Limited Partnership Interest (B)	12.64% int.	*	189,586	-
*08/12/04 and 01/14/05.			1,190,153	2,614,646

CorePharma LLC
A manufacturer of oral dose generic pharmaceuticals targeted at niche applications.
14.5% Senior Subordinated Note due 2016	$2,578,196	08/04/05	2,578,196	2,578,196
Warrant, exercisable until 2013, to purchase
common stock at $.001 per share (B)	20 shs.	08/04/05	137,166	280,340
			2,715,362	2,858,536
Crane Rental Corporation
A crane rental company.
13% Senior Subordinated Note due 2015	$2,295,000	08/21/08	2,116,133	2,228,365
Common Stock (B)	255,000 shs.	08/21/08	255,000	-
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	136,070 shs.	08/21/08	194,826	-
			2,565,959	2,228,365

Custom Engineered Wheels, Inc.
A manufacturer of custom engineered, non-pneumatic plastic wheels and plastic tread cap tires used primarily for lawn and garden products and wheelchairs.
12.5% Senior Subordinated Note due 2016	$2,182,212	10/27/09	1,929,661	2,201,388
Preferred Stock PIK (B)	296 shs.	10/27/09	295,550	224,856
Preferred Stock Series A (B)	216 shs.	10/27/09	197,152	164,288
Common Stock (B)	72 shs.	10/27/09	72,238	-
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	53 shs.	10/27/09	48,608	-
			2,543,209	2,590,532
Davis-Standard LLC
A manufacturer, assembler, and installer of a broad range of capital equipment that is used in the extrusion, conversion, and processing of plastic materials.
12% Senior Subordinated Note due 2014	$923,913	10/30/06	889,099	923,913
Limited Partnership Interest (B)	1.82% int.	10/30/06	702,174	1,131,665
Warrant, exercisable until 2014, to purchase
preferred stock at $.01 per share (B)	50 shs.	10/30/06	49,830	75,560
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	34 shs.	10/30/06	34,000	73,735
			1,675,103	2,204,873

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2011
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Duncan Systems, Inc.
A distributor of windshields and side glass for the recreational vehicle market.
10% Senior Secured Term Note due 2013	$405,000	11/01/06	$402,249	$411,991
13% Senior Subordinated Note due 2014	$855,000	11/01/06	798,233	855,000
Common Stock (B)	180,000 shs.	11/01/06	180,000	97,995
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	56,514 shs.	11/01/06	78,160	30,767
			1,458,642	1,395,753

E S P Holdco, Inc.
A manufacturer of power protection technology for commercial office equipment, primarily supplying the office equipment dealer network.
14% Senior Subordinated Note due 2015	$2,367,934	01/08/08	2,334,953	2,292,397
Common Stock (B)	660 shs.	01/08/08	329,990	107,537
			2,664,943	2,399,934
E X C Acquisition Corporation
A manufacturer of pre-filled syringes and pump systems used for intravenous drug delivery.
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	22 shs.	06/28/04	77,208	84,795

Eatem Holding Company
A developer and manufacturer of savory flavor systems for soups, sauces, gravies, and other products produced by food manufacturers for retail and foodservice end products.
12.5% Senior Subordinated Note due 2018	$2,850,000	02/01/10	2,502,645	2,742,538
Common Stock (B)	150 shs.	02/01/10	150,000	126,605
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	358 shs.	02/01/10	321,300	301,869
			2,973,945	3,171,012

F C X Holdings Corporation
A distributor of specialty/technical valves, actuators, accessories, and process instrumentation supplying a number of industrial, high purity, and energy end markets in North America.
15% Senior Subordinated Note due 2015	$2,275,836	10/06/08	2,243,852	2,313,823
Preferred Stock Series A (B)	231 shs.	12/30/10	23,100	21,945
Preferred Stock Series B (B)	4,341 shs.	10/06/08	434,074	359,007
Common Stock (B)	3,069 shs.	10/06/08	3,069	-
			2,704,095	2,694,775
F F C Holding Corporation
A leading U.S. manufacturer of private label frozen novelty and ice cream products.
16% Senior Subordinated Note due 2017	$2,532,508	09/27/10	2,484,085	2,487,558
Limited Liability Company Units Preferred (B)	512 uts.	09/27/10	460,976	437,931
Limited Liability Company Units (B)	512 uts.	09/27/10	51,220	48,659
			2,996,281	2,974,148

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2011
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

F G I Equity LLC
A manufacturer of a broad range of filters and related products that are used in commercial, light industrial, healthcare, gas turbine, nuclear, laboratory, clean room, hotel, educational system, and food processing settings.
14.25% Senior Subordinated Note due 2016	$2,618,687	12/15/10	$2,545,506	$2,615,641
Limited Liability Company Unit Class B-1 (B)	394,737 uts.	12/15/10	394,737	375,000
Limited Liability Company Unit Class B-2 (B)	49,488 uts.	12/15/10	49,488	495
			2,989,731	2,991,136
F H Equity LLC
A designer and manufacturer of a full line of automatic transmission filters and filtration systems for passenger vehicles.
14% Senior Subordinated Note due 2017	$3,016,833	12/20/10	2,893,731	3,012,926
Limited Liability Company Unit Class C (B)	9,449 uts.	12/20/10	96,056	94
			2,989,787	3,013,020
Flutes, Inc.
An independent manufacturer of micro fluted corrugated sheet material for the food and consumer products packaging industries.
10%Senior Secured Term Note due 2013 (D)	$918,385	04/13/06	908,339	872,466
14%Senior Subordinated Note due 2014 (D)	$555,059	04/13/06	509,089	-
			1,417,428	872,466

G C Holdings
A leading manufacturer of gaming tickets, industrial recording charts, security-enabled point-of sale receipts, and medical charts and supplies.
12.5% Senior Subordinated Note due 2017	$3,000,000	10/19/10	2,807,089	2,977,523
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	594 shs.	10/19/10	140,875	6
			2,947,964	2,977,529
Golden County Foods Holding, Inc.
A manufacturer of frozen appetizers and snacks.
16% Senior Subordinated Note due 2015 (D)	$1,912,500	11/01/07	1,772,199	-
16% PIK Note due 2015 (D)	$472,711	12/31/08	411,142	-
8% Series A Convertible Preferred Stock, convertible into
fully dilluted common shares (B)	146,658 shs.	11/01/07	146,658	-
			2,329,999	-
H M Holding Company
A designer, manufacturer, and importer of promotional and wood furniture.
7.5% Senior Subordinated Note due 2013 (D)	$685,100	10/15/09	512,231	342,550
Preferred Stock (B)	40 shs.	*	40,476	-
Preferred Stock Series B (B)	2,055 shs.	10/15/09	1,536,694	-
Common Stock (B)	340 shs.	02/10/06	340,000	-
Common Stock Class C (B)	560 shs.	10/15/09	-	-
Warrant, exercisable until 2013, to purchase
common stock at $.02 per share (B)	126 shs.	02/10/06	116,875	-
* 09/18/07 and 06/27/08.			2,546,276	342,550

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2011
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Highgate Capital LLC
An acquirer of controlling or substantial interests in manufacturing and marketing entities.
Series A Preferred Units (B)	1.19% int.	07/21/94	$367,440	$-

Home Décor Holding Company
A designer, manufacturer and marketer of framed art and wall décor products.
12.5% Senior Subordinated Note due 2013	$2,043,269	*	1,958,640	2,043,269
Common Stock (B)	63 shs.	*	62,742	89,734
Warrant, exercisable until 2012, to purchase
common stock at $.02 per share (B)	200 shs.	*	199,501	285,335
* 06/30/04 and 08/19/04.			2,220,883	2,418,338

Hospitality Mints Holding Company
A manufacturer of individually-wrapped imprinted promotional mints.
12% Senior Subordinated Note due 2016	$2,472,050	08/19/08	2,336,548	2,409,035
Common Stock (B)	474 shs.	08/19/08	474,419	86,011
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	123 shs.	08/19/08	113,773	22,231
			2,924,740	2,517,277
Insurance Claims Management, Inc.
A third party administrator providing auto and property claim administration services for insurance companies.
Common Stock (B)	69 shs.	02/27/07	2,077	309,221
Warrant, exercisable until 2011, to purchase
common stock at $.01 per share (B)	20 shs.	02/27/07	612	91,074
			2,689	400,295

International Offshore Services LLC
A leading provider of marine transportation services, platform decomissioning, and salvage services to oil and gas producers in the shallow waters of the Gulf of Mexico.
14.25% Senior Subordinated Secured Note due 2017	$2,550,000	07/07/09	2,330,255	2,526,100
Limited Liability Company Unit (B)	3,112 uts.	07/07/09	186,684	150,819
			2,516,939	2,676,919
J A C Holding Enterprises, Inc.
A supplier of luggage racks and accessories to the original equipment manufacturers.
12.5% Senior Subordinated Note due 2017	$2,500,000	12/20/10	2,141,300	2,479,845
Preferred Stock A (B)	495 shs.	12/20/10	495,000	470,250
Preferred Stock B (B)	0.17 shs.	12/20/10	-	-
Common Stock (B)	100 shs.	12/20/10	5,000	4,750
Warrant, exercisable until 2020, to purchase
common stock at $.01 per share (B)	36 shs.	12/20/10	316,931	-
			2,958,231	2,954,845

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2011
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Jason Partners Holdings LLC
A diversified manufacturing company serving various industrial markets.
Limited Liability Company Unit (B)	90 uts.	09/21/10	$848,275	$48,185

Justrite Manufacturing Acquisition Company
A manufacturer of safety products such as storage cabinets and containers.
12% Senior Subordinated Note due 2011	$1,593,750	12/15/04	1,578,326	1,593,750
Warrant, exercisable until 2011, to purchase
common stock at $.01 per share (B)	1,121 shs.	12/15/04	101,109	218,480
			1,679,435	1,812,230
K H O F Holdings, Inc.
A manufacturer of premium disposable tableware products serving both the foodservice and consumer channels.
Common Stock (B)	220,673 shs.	10/15/07	135,084	240,471

K N B Holdings Corporation
A designer, manufacturer and marketer of products for the custom framing market.
15.5% Senior Subordinated Note due 2013 (D)	$3,012,887	05/25/06	2,670,567	2,982,140
Common Stock (B)	134,210 shs.	05/25/06	134,210	-
Warrant, exercisable until 2013, to purchase
common stock at $.01 per share (B)	82,357 shs.	05/25/06	71,534	-
			2,876,311	2,982,140
K P H I Holdings, Inc.
A manufactuer of highly engineered plastic and metal components for a diverse range of end-markets, including medical, consumer and industrial, automotive and defense.
15% Senior Subordinated Note due 2017	$2,628,624	12/10/10	2,577,365	2,575,534
Common Stock (B)	391,304 shs.	12/10/10	391,304	371,739
			2,968,669	2,947,273
K P I Holdings, Inc.
The largest player in the U.S. non-automotive, non-ferrous die casting segment.
12.75% Senior Subordinated Note due 2015 (D)	$2,459,088	07/16/08	2,290,571	2,433,114
Convertible Preferred Stock Series C (B)	55 shs.	06/30/09	55,435	110,000
Convertible Preferred Stock Series D (B)	24 shs.	09/17/09	24,476	73,410
Common Stock (B)	443 shs.	07/15/08	443,478	52,611
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	96 shs.	07/16/08	96,024	11,391
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	128 shs.	09/17/09	-	15,137
			2,909,984	2,695,663

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2011
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

K W P I Holdings Corporation
A manufacturer and distributor of vinyl windows and patio doors throughout the northwestern United States.
12% Senior Subordinated Note due 2015 (D)	$3,257,807	03/14/07	$2,950,526	$2,606,246
Preferred Stock PIK (B)	1,499 shs.	02/17/11	579,500	463,752
Common Stock (B)	232 shs.	03/13/07	232,000	-
Warrant, exercisable until 2019, to purchase
preferred stock at $.01 per share (B)	134 shs.	07/07/09	-	-
Warrant, exercisable until 2017, to purchase
common stock at $.01 per share (B)	167 shs.	03/14/07	162,260	-
			3,924,286	3,069,998

M V I Holding, Inc.
A manufacturer of large precision machined metal components used in equipment which services a variety of industries, including the oil and gas, mining, and defense markets.
13% Senior Subordinated Note due 2016	$1,245,608	09/12/08	1,173,241	1,121,047
Common Stock (B)	61 shs.	09/12/08	60,714	-
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	66 shs.	09/12/08	65,571	-
			1,299,526	1,121,047
Mail Communications Group, Inc.
A provider of mail processing and handling services, lettershop services, and commercial printing services.
12.5% Senior Subordinated Note due 2014	$975,000	05/04/07	940,026	975,000
Limited Liability Company Unit (B)	24,109 uts.	*	314,464	327,557
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	3,375 shs.	05/04/07	43,031	45,854
* 05/04/07 and 01/02/08.			1,297,521	1,348,411

Manhattan Beachwear Holding Company
A designer and distributor of women’s swimwear.
15% Senior Subordinated Note due 2018	$648,986	10/05/10	636,616	665,116
12.5% Senior Subordinated Note due 2018	$2,647,059	01/15/10	2,339,220	2,673,530
Common Stock (B)	106 shs.	10/05/10	106,200	190,715
Common Stock Class B (B)	353 shs.	01/15/10	352,941	633,812
Warrant, exercisable until 2019, to purchase
common stock at $.01 per share (B)	312 shs.	01/15/10	283,738	560,920
			3,718,715	4,724,093

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2011
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

MBWS Ultimate Holdco, Inc.
A provider of services throughout North Dakota that address the fluid management and related transportaion needs of an oil well.
12% Senior Subordinated Note due 2016	$3,352,486	*	$3,043,178	$3,418,190
Preferred Stock Series A (B)	4,164 shs.	09/07/10	416,392	395,580
Common Stock (B)	487 shs.	03/01/11	48,677	46,258
Common Stock (B)	458 shs.	09/07/10	45,845	43,510
Warrant, exercisable until 2020, to purchase
common stock at $.01 per share (B)	310 shs.	03/01/11	30,975	3
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	1,158 shs.	09/07/10	115,870	12
* 09/07/10 and 03/01/11.			3,700,937	3,903,553

MedSystems Holdings LLC
A manufacturer of enteral feeding products, such as feeding tubes and other products related to assisted feeding.
13% Senior Subordinated Note due 2015	$1,175,319	08/29/08	1,068,006	1,190,040
Preferred Unit (B)	126 uts.	08/29/08	125,519	151,084
Common Unit Class A (B)	1,268 uts.	08/29/08	1,268	63,868
Common Unit Class B (B)	472 uts.	08/29/08	120,064	23,765
			1,314,857	1,428,757
MEGTEC Holdings, Inc.
A supplier of industrial and environmental products and services to a broad array of industries.
12% Senior Subordinated Note due 2016	$2,161,017	09/24/08	2,018,754	2,204,237
Preferred Stock (B)	107 shs.	09/24/08	103,255	129,189
Limited Partnership Interest (B)	1.40% int.	09/16/08	388,983	389,136
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	35 shs.	09/24/08	33,268	19,619
			2,544,260	2,742,181
MicroGroup, Inc.
A manufacturer of precision parts and assemblies, and a value-added supplier of metal tubing and bars.
12% Senior Subordinated Note due 2013 (D)	$2,685,614	*	2,577,220	2,148,491
Common Stock (B)	450 shs.	*	450,000	-
Warrant, exercisable until 2013, to purchase
common stock at $.02 per share (B)	164 shs.	*	162,974	-
* 08/12/05 and 09/11/06.			3,190,194	2,148,491

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2011
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Milwaukee Gear Company
A manufacturer of high-precision custom gears and gear drives used by original equipment manufacturers operating in a number of industries.
13% Senior Subordinated Note due 2014	$2,353,846	07/21/08	$2,260,285	$2,297,023
Preferred Stock (B)	263 shs.	07/21/08	261,830	208,319
Common Stock (B)	18 shs.	07/21/08	20,000	-
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	10 shs.	07/21/08	11,285	-
			2,553,400	2,505,342
Momentum Holding Company
A designer and supplier of upholstery fabric to commercial furniture manufacturers and architectural and design firms.
Limited Partnership Interest (B)	21.23% int.	08/04/06	106,153	305,456
Warrant, exercisable until 2014, to purchase
common stock at $.02 per share (B)	1,107 shs.	08/04/06	107,109	318,402
			213,262	623,858
Monessen Holding Corporation
A designer and manufacturer of a broad line of gas, wood, and electric hearth products and accessories.
14% Senior Subordinated Note due 2014 (D)	$2,550,000	07/25/08	2,420,572	1,275,000
14% PIK Note due 2014 (D)	$792,791	07/25/08	652,999	396,395
Warrant, exercisable until 2014, to purchase
common stock at $.02 per share (B)	152 shs.	03/31/06	138,125	-
			3,211,696	1,671,395
Motion Controls Holdings
A manufacturer of high performance mechanical motion control and linkage products.
14.25% Senior Subordinated Note due 2017	$2,734,892	11/30/10	2,683,538	2,702,301
Limited Liability Company Unit Class B-1 (B)	281,250 uts.	11/30/10	281,250	267,187
Limited Liability Company Unit Class B-2 (B)	25,504 uts.	11/30/10	25,504	255
			2,990,292	2,969,743
NABCO, Inc.
A producer of explosive containment vessels in the United States.
14% Senior Subordinated Note due 2014 (D)	$625,000	02/24/06	578,174	-
Limited Liability Company Unit (B)	825 uts.	*	825,410	-
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	129 shs.	02/24/06	37,188	-
* 02/24/06 and 06/22/07.			1,440,772	-

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2011
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Nesco Holdings Corporation
A sales and leasing company that provides equipment to the electric utility, telecommunications, and various other industries.
12% Senior Secured Subordinated Note due 2015	$2,125,000	08/02/07	$1,965,018	$2,125,000
Common Stock (B)	425,000 shs.	08/02/07	425,000	1,362,846
Warrant, exercisable until 2015, to purchase
common stock at $.01 per share (B)	119,360 shs.	08/02/07	194,257	382,752
			2,584,275	3,870,598

NetShape Technologies, Inc.
A manufacturer of powder metal and metal injection molded precision components used in industrial, consumer, and other applications.
12% Senior Subordinated Note due 2014	$1,696,338	02/02/07	1,563,457	848,169
Limited Partnership Interest of
Saw Mill PCG Partners LLC (B)	2.73% int.	02/01/07	1,019,980	-
Limited Liability Company Unit Class D of
Saw Mill PCG Partners LLC (B)	15 uts.	*	15,389	-
Limited Liability Company Unit Class D-1 of
Saw Mill PCG Partners LLC (B)	211 uts.	09/30/09	210,585	-
Preferred Stock Class A (B)	1 sh.	12/18/08	1,370	-
Preferred Stock Class A-1 (B)	18 shs.	09/30/09	18,272	-
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	91 shs.	02/02/07	90,830	-
* 12/18/08 and 09/30/09.			2,919,883	848,169

Newark Group, Inc.
A major producer of paper products from recycled materials.
Common Stock (B)	134,520 shs.	09/02/10	796,863	571,627

Nicoat Acquistions LLC
A manufacturer of water-based and ultraviolet coatings for high-performance graphic arts, packaging and other specialty coating applications.
12.5% Senior Subordinated Note due 2016	$1,448,276	11/05/10	1,314,240	1,426,349
Limited Liability Company Unit Series B (B)	51,724 uts.	11/05/10	51,724	49,138
Limited Liability Company Unit Series B - OID (B)	104,792 uts.	11/05/10	104,792	1,048
Limited Liability Company Unit Series F (B)	156,516 uts.	11/05/10	-	1,565
			1,470,756	1,478,100

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2011
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Northwest Mailing Services, Inc.
A producer of promotional materials for companies that use direct mail as part of their customer retention and loyalty programs.
12% Senior Subordinated Note due 2016	$2,818,421	*	$2,341,224	$2,820,594
Limited Partnership Interest (B)	3,287 uts.	*	328,679	235,633
Warrant, exercisable until 2019, to purchase
common stock at $.01 per share (B)	4,920 shs.	*	492,016	352,731
* 07/09/09 and 08/09/10.			3,161,919	3,408,958

NT Holding Company
A leading developer, manufacturer and provider of medical products used primarily in interventional pain management.
13.5% Senior Subordinated Note due 2019	$812,500	02/02/11	2,439,788	2,622,850
Common Stock (B)	351 shs.	02/02/11	350,649	333,117
Warrant, exercisable until 2021, to purchase
common stock at $.01 per share (B)	176 shs.	02/02/11	158,961	2
			2,949,398	2,955,969
Nyloncraft, Inc.
A supplier of engineered plastic components for the automotive industry.
Convertible Preferred Stock A (B)	1,000 shs.	01/28/02	961,637	1,304,583
Common Stock (B)	312,500 shs.	01/28/02	312,500	347,220
Warrant, exercisable until 2012, to purchase
common stock at $.01 per share (B)	243,223 shs.	01/28/02	162,045	270,246
			1,436,182	1,922,049
O E C Holding Corporation
A provider of elevator maintenance, repair and modernization services.
13% Senior Subordinated Note due 2017	$1,333,333	06/04/10	1,221,503	1,337,578
Preferred Stock Series A (B)	1,661 shs.	06/04/10	166,062	157,759
Preferred Stock Series B (B)	934 shs.	06/04/10	93,376	9
Common Stock (B)	1,032 shs.	06/04/10	1,032	981
			1,481,973	1,496,327
OakRiver Technology, Inc.
Designs, engineers and assembles high precision automated process equipment for the medical device industry with a focus on defibrillators and stents.
Common Stock (B)	322,307 shs.	01/03/06	322,307	482,651
Warrant, exercisable until 2013, to purchase
common stock at $.01 per share (B)	75,378 shs.	01/03/06	62,824	112,878
			385,131	595,529

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2011
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Ontario Drive & Gear Ltd.
A manufacturer of all-wheel drive, off-road amphibious vehicles and related accessories.
Limited Liability Company Unit (B)	3,667 uts.	01/17/06	$572,115	$967,565
Warrant, exercisable until 2013, to purchase
common stock at $.01 per share (B)	619 shs.	01/17/06	170,801	163,359
			742,916	1,130,924
P K C Holding Corporation
A manufactuer of plastic film and badges for the general industrial, medical, and food industries.
14% Senior Subordinated Note due 2016	$2,948,576	12/21/10	2,870,378	2,929,121
Preferred Stock Class A (B)	54 shs.	12/21/10	340,718	538,600
Common Stock (B)	54 shs.	12/21/10	25,500	-
			3,236,596	3,467,721

P P T Holdings LLC
A high-end packaging solutions provider that targets customers who have multiple packaging needs, require a high number of low volume SKUs, short lead times, technical expertise, and overall supply chain management.
15% Senior Subordinated Note due 2017	$2,700,892	12/20/10	2,648,457	2,687,328
Limited Liability Company Unit Class A (B)	99 uts.	12/20/10	318,215	302,299
Limited Liability Company Unit Class B (B)	99 uts.	12/20/10	3,214	3,053
			2,969,886	2,992,680

Pacific Consolidated Holdings LLC
A manufacturer of rugged, mobile liquid and gaseous oxygen and nitrogen generating systems used in the global defense, oil and gas, and medical sectors.
14% Senior Subordinated Note due 2012	$1,353,001	04/27/07	1,316,091	1,127,350
5% Senior Subordinated Note due 2012	$79,688	07/21/10	79,688	79,563
Preferred Shares Series E (B)	79,688 uts.	07/21/10	-	-
Limited Liability Company Unit (B)	1,754,707 uts.	04/27/07	63,233	-
			1,459,012	1,206,913
Paradigm Packaging, Inc.
A manufacturer of plastic bottles and closures for the nutritional, pharmaceutical, personal care, and food packaging markets.
12% Senior Subordinated Note due 2011	$2,125,000	12/19/00	2,106,506	2,125,000
Warrant, exercisable until 2011, to purchase
common stock at $.01 per share (B)	372 shs.	12/21/00	265,625	210,628
			2,372,131	2,335,628
Pearlman Enterprises, Inc.
A developer and distributor of tools, equipment, and supplies to the natural and engineered stone industry.
Preferred Stock Series A (B)	2,334 shs.	05/22/09	111,508	-
Preferred Stock Series B (B)	13,334 shs.	05/22/09	547,872	-
Common Stock (B)	40,540 shs.	05/22/09	1,877,208	-
			2,536,588	-

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2011
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Postle Aluminum Company LLC
A manufacturer and distributor of aluminum extruded products.
15% Senior Subordinated Note due 2013	$1,568,335	06/03/10	$1,543,965	$1,594,161
3% Senior Subordinated PIK Note due 2014 (D)	$2,283,699	10/02/06	2,020,365	2,229,236
Limited Liability Company Unit Class A (B)	1,384 uts.	10/02/06	510,000	147,443
Limited Liability Company Unit (B)	143 uts.	05/22/09	642	15,233
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	8,595 shs.	10/02/06	124,644	915,624
			4,199,616	4,901,697

Power Services Holding Company
A provider of industrial motor repair services, predictive and preventative maintenance, and performance improvement consulting serving the petrochemical, mining, power generation, metals, and paper industries.
12% Senior Subordinated Note due 2016	$2,372,093	02/11/08	2,215,049	2,366,051
Limited Partnership Interest (B)	23.70% int.	02/11/08	177,729	43,259
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	1,322 shs.	02/11/08	167,588	85,256
			2,560,366	2,494,566
Precision Wire Holding Company
A manufacturer of specialty medical wires that are used in non-elective minimally invasive surgical procedures.
14.25% Senior Subordinated Note due 2016	$2,603,585	11/12/09	2,373,792	2,630,629
Warrant, exercisable until 2019, to purchase
common stock at $.01 per share (B)	206 shs.	11/12/09	203,944	182,791
			2,577,736	2,813,420
Qualis Automotive LLC
A distributor of aftermarket automotive brake and chassis products.
Common Stock (B)	354,167 shs.	05/28/04	354,166	384,243
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	377,719 shs.	05/28/04	377,719	409,795
			731,885	794,038
R A J Manufacturing Holdings LLC
A designer and manufacturer of women’s swimwear sold under a variety of licensed brand names.
14.5% Senior Subordinated Note due 2014	$2,709,789	12/15/06	2,578,861	2,574,299
Limited Liability Company Unit (B)	2,828 uts.	12/15/06	282,810	39,059
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	3 shs.	12/15/06	131,483	18,420
			2,993,154	2,631,778

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2011
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

R E I Delaware Holding, Inc.
An engineer and manufacturer of highly complex, close tolerance components, assemblies, tooling and custom automation equipment primarily for aerospace, medical and defense/radar markets.
12% Senior Subordinated Note due 2016	$2,550,000	01/18/08	$2,491,439	$2,550,000
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	6 shs.	01/18/08	31,089	93,669
			2,522,528	2,643,669
Royal Baths Manufacturing Company
A manufacturer and distributor of acrylic and cultured marble bathroom products.
12.5% Senior Subordinated Note due 2011	$531,250	11/14/03	524,350	532,041
Warrant, exercisable until 2011, to purchase
common stock at $.01 per share (B)	140 shs.	11/14/03	122,947	89,159
			647,297	621,200
Safety Speed Cut Manufacturing Company, Inc.
A manufacturer of vertical panel saws and routers for the woodworking industry.
Class B Common Stock (B)	1,480 shs.	06/02/99	256,212	288,191

Savage Sports Holding, Inc.
A manufacturer of sporting firearms.
12% Senior Subordinated Note due 2012	$1,538,793	09/10/04	1,503,934	1,538,793
Preferred Stock Series A (B)	66 shs.	05/28/10	66,185	62,871
Common Stock (B)	612 shs.	*	642,937	1,235,883
Warrant, exercisable until 2012, to purchase
common stock at $.01 per share (B)	134 shs.	09/10/04	113,578	269,834
* 09/10/04 and 10/05/07.			2,326,634	3,107,381

Sencore Holding Company
A designer, manufacturer, and marketer of decoders, receivers and modulators sold to broadcasters, satellite, cable and telecom operators for encoding/decoding analog and digital transmission video signals.
12.5% Senior Subordinated Note due 2014 (D)	$1,765,385	01/15/09	1,560,231	1,235,769
Common Stock (B)	131 shs.	01/15/09	130,769	-
Warrant, exercisable until 2019, to purchase
common stock at $.01 per share (B)	282 shs.	01/15/09	281,604	-
			1,972,604	1,235,769

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2011
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Smart Source Holdings LLC
A short-term computer rental company.
12% Senior Subordinated Note due 2015	$2,223,076	*	$2,079,747	$2,165,967
Limited Liability Company Unit (B)	619 uts.	*	631,592	449,301
Warrant, exercisable until 2015, to purchase
common stock at $.01 per share (B)	157 shs.	*	164,769	113,823
* 08/31/07 and 03/06/08.			2,876,108	2,729,091

Snacks Parent Corporation
The worlds largest provider of trail mixes and a leading provider of snack nuts, dried fruits, and other healthy snack products.
13% Senior Subordinated Note due 2017	$2,615,322	11/12/10	2,465,705	2,585,673
Preferred Stock A (B)	3,395 shs.	11/12/10	322,495	306,370
Preferred Stock B (B)	1,575 shs.	11/12/10	149,650	142,167
Common Stock (B)	19,737 shs.	11/12/10	19,737	18,750
Warrant, exercisable until 2020, to purchase
common stock at $.01 per share (B)	5,418 shs.	11/12/10	5,418	54
			2,963,005	3,053,014
Spartan Foods Holding Company
A manufacturer of branded pizza crusts and pancakes.
12.25% Senior Subordinated Note due 2017	$1,912,500	12/15/09	1,671,632	1,816,875
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	257 shs.	12/15/09	227,109	9,493
			1,898,741	1,826,368
Specialty Commodities, Inc.
A distributor of specialty food ingredients.
13.25% Senior Subordinated Note due 2016	$2,319,462	10/23/08	2,202,973	2,342,656
Common Stock (B)	30,000 shs.	10/23/08	300,000	270,718
Warrant, excercisable until 2018, to purchase
common stock at $.01 per share (B)	11,054 shs.	10/23/08	100,650	99,751
			2,603,623	2,713,125
Stanton Carpet Holding Company
A designer and marketer of high and mid-priced decorative carpets and rugs.
12.13% Senior Subordinated Note due 2014	$2,239,024	08/01/06	2,166,592	2,222,758
Common Stock (B)	311 shs.	08/01/06	310,976	213,669
Warrant, exercisable until 2014, to purchase
common stock at $.02 per share (B)	104 shs.	08/01/06	93,293	71,161
			2,570,861	2,507,588
Sundance Investco LLC
A provider of post-production services to producers of movies and television shows.
Limited Liability Company Unit Class A (B)	6,429 shs.	03/31/10	-	-

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2011
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition	Cost	Fair Value

Sunrise Windows Holding Company
A manufacturer and marketer of premium vinyl windows exclusively selling to the residential remodeling and replacement market.
14% Senior Subordinated Note due 2017	$2,902,649	12/14/10	$2,737,249	$2,890,191
Common Stock (B)	115 shs.	12/14/10	114,504	108,775
Warrant, exercisable until 2020, to purchase
common stock at $.01 per share (B)	112 shs.	12/14/10	111,747	1
			2,963,500	2,998,967
Synteract Holdings Corporation
A provider of outsourced clinical trial management services to pharmaceutical and biotechnology companies.
14.5% Senior Subordinated Note due 2016	$2,628,889	09/02/08	2,487,796	2,655,178
Redeemable Preferred Stock Series A (B)	1,280 shs.	09/02/08	12,523	26,296
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	12,803 shs.	09/02/08	112,693	-
			2,613,012	2,681,474
T H I Acquisition, Inc.
A machine servicing company providing value-added steel services to long steel products.
12% Senior Subordinated Note due 2016	$2,361,282	01/14/08	2,269,222	2,282,952
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	9 shs.	01/14/08	88,054	109,478
			2,357,276	2,392,430
Telecorps Holdings, Inc.
A provider of equipment and services to producers of television shows and motion pictures.
12.75% Senior Subordinated Note due 2016	$3,176,506	*	2,805,250	1,588,253
Common Stock (B)	270 shs.	09/02/09	10,994	-
Warrant, exercisable until 2019, to purchase
common stock at $.01 per share (B)	7,906 shs.	*	327,437	-
* 05/20/09 and 09/02/09.			3,143,681	1,588,253

Terra Renewal LLC
A provider of wastewater residual management and required environmental reporting, permitting, nutrient management planning and record keeping to companies involved in poultry and food processing.
12% Senior Subordinated Note due 2014 (D)	$1,162,110	*	1,134,109	581,055
6.79% Term Note due 2012 (C)	$1,361,848	*	1,361,848	1,225,663
Common Stock Class B	55 shs.	*	-	-
Limited Partnership Interest of
Saw Mill Capital Fund V, LLC (B)	3.97% int.	**	149,176	-
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	72 shs.	04/28/06	59,041	-
* 04/28/06 and 09/13/06. ** 03/01/05 and 10/10/08.			2,704,174	1,806,718

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2011
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Torrent Group Holdings, Inc.
A contractor specializing in the sales and installation of engineered drywells for the retention and filtration of stormwater and nuisance water flow.
14.5% Senior Subordinated Note due 2013 (D)	$2,455,561	10/26/07	$2,147,354	$-
Series B Preferred Stock (B)	182 shs.	03/31/10	-	-
Common Stock (B)	515 shs.	03/31/10	414,051	-
			2,561,405	-
Total E & S, Inc.
A manufacturer of a wide variety of equipment used in the oil and gas industry.
10.5% Senior Secured Term Note due 2013	$638,513	03/02/07	634,766	644,456
13% Senior Subordinated Note due 2014 (D)	$598,450	03/02/07	518,959	587,472
			1,153,725	1,231,928
Transpac Holding Company
A designer, importer and wholesaler of home décor and seasonal gift products.
12% Senior Subordinated Note due 2015 (D)	$1,773,006	10/31/07	1,649,939	1,697,011
Common Stock (B)	209 shs.	10/31/07	208,589	88,425
Warrant, exercisable until 2015, to purchase
common stock at $.01 per share (B)	94 shs.	10/31/07	87,607	39,925
			1,946,135	1,825,361
Tranzonic Companies (The)
A producer of commercial and industrial supplies, such as safety products, janitorial supplies, work apparel, washroom and restroom supplies and sanitary care products.
13% Senior Subordinated Note due 2013	$2,712,000	02/05/98	2,688,582	2,712,000
Common Stock (B)	630 shs.	02/04/98	630,000	587,690
Warrant, exercisable until 2013, to purchase
common stock at $.01 per share (B)	444 shs.	02/05/98	368,832	414,182
			3,687,414	3,713,872
Truck Bodies & Equipment International
A designer and manufacturer of accessories for heavy and medium duty trucks, primarily dump bodies, hoists, various forms of flat-bed bodies, landscape bodies and other accessories.
12% Senior Subordinated Note due 2014 (D)	$2,309,541	*	2,078,587	2,194,064
Preferred Stock Series B (B)	241 shs.	10/20/08	241,172	-
Common Stock (B)	742 shs.	*	800,860	-
Warrant, exercisable until 2013, to purchase
common stock at $.02 per share (B)	153 shs.	*	159,894	-
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	1,054 shs.	10/20/08	-	-
* 07/19/05 and 12/22/05.			3,280,513	2,194,064

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2011
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

TruStile Doors, Inc.
A manufacturer and distributor of interior doors.
Limited Liablity Company Unit	11,775 uts.	02/28/11	$250,000	$237,500
Warrant, exercisable until 2013, to purchase
common stock at $.01 per share (B)	5,781 shs.	04/11/03	68,059	-
			318,059	237,500
U M A Enterprises, Inc.
An importer and wholesaler of home décor products.
15% Senior Subordinated Note due 2015	$1,827,083	02/08/08	1,800,264	1,827,083
Convertible Preferred Stock (B)	887 shs.	02/08/08	886,956	670,861
			2,687,220	2,497,944
U-Line Corporation
A manufacturer of high-end, built-in, undercounter ice making, wine storage and refrigeration appliances.
12.5% Senior Subordinated Note due 2012	$1,787,995	04/30/04	1,741,607	1,722,394
Common Stock (B)	182 shs.	04/30/04	182,200	52,363
Warrant, exercisable until 2012, to purchase
common stock at $.01 per share (B)	230 shs.	04/30/04	211,736	66,220
			2,135,543	1,840,977
Visioneering, Inc.
A designer and manufacturer of tooling and fixtures for the aerospace industry.
10.5% Senior Secured Term Loan due 2013	$802,941	05/17/07	799,263	772,398
13% Senior Subordinated Note due 2014	$648,530	05/17/07	609,070	606,709
18% PIK Convertible Preferred Stock (B)	37,381 shs.	03/13/09	72,519	-
Common Stock (B)	123,529 shs.	05/17/07	123,529	-
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	35,006 shs.	05/17/07	55,055	-
			1,659,436	1,379,107
Vitex Packaging Group, Inc.
A manufacturer of specialty packaging, primarily envelopes and tags used on tea bags.
10% Senior Subordinated PIK Note due 2011	$177,865	10/29/09	169,782	171,045
5% Senior Subordinated PIK Note due 2011 (D)	$850,000	06/30/07	741,532	817,562
Class B Unit (B)	767,881 uts.	10/29/09	348,058	-
Class C Unit (B)	850,000 uts.	10/29/09	780,572	381,095
Limited Liability Company Unit Class A (B)	723,465 uts.	*	433,222
Limited Liability Company Unit Class B (B)	182,935 uts.	07/19/04	182,935	-
* 07/19/04 and 10/29/09.			2,656,101	1,369,702

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2011
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Wellborn Forest Holding Company
A manufacturer of semi-custom kitchen and bath cabinetry.
12.13% Senior Subordinated Note due 2014	$1,721,250	11/30/06	$1,645,845	$1,680,285
Common Stock (B)	191 shs.	11/30/06	191,250	56,096
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	95 shs.	11/30/06	86,493	28,005
			1,923,588	1,764,386
Wheaton Holding Corporation
A distributor and manufacturer of laboratory supply products and packaging.
13% Senior Subordinated Note due 2017	$3,000,000	06/08/10	2,747,246	3,059,200
Preferred Stock Series B (B)	2,109 shs.	06/08/10	210,924	21
Common Stock (B)	1,058 shs.	06/08/10	1,058	11
			2,959,228	3,059,232
Whitcraft Holdings, Inc.
A leading independent manufacturer of precision formed, machined, and fabricated flight-critical aerospace components.
12% Senior Subordinated Note due 2018	$2,383,562	12/16/10	2,191,920	2,359,955
Common Stock (B)	616 shs.	12/16/10	616,438	585,618
Warrant, exercisable until 2015, to purchase
common stock at $.02 per share (B)	166 shs.	12/16/10	148,003	2
			2,956,361	2,945,575
Workplace Media Holding Company
A direct marketer specializing in providing advertisers with access to consumers in the workplace.
13% Senior Subordinated Note due 2015 (D)	$1,235,800	05/14/07	1,136,081	617,900
Limited Partnership Interest (B)	23.16% int.	05/14/07	115,804	-
Warrant, exercisable until 2015, to purchase
common stock at $.02 per share (B)	88 shs.	05/14/07	83,462	-
			1,335,347	617,900
Xaloy Superior Holdings, Inc.
A provider of melt processing components and ancillary equipment for both plastic injection molding and extrusion applications.
15.5% Senior Subordinated Note due 2015 (D)	$2,322,844	09/08/08	2,272,886	2,206,702
Common Stock (B)	283 shs.	09/08/08	283,333	212,210
			2,556,219	2,418,912

Total Private Placement Investments (E)			245,915,313	229,450,024

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2011
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Interest Rate	Due Date	Shares or Principal Amount	Cost	Market Value

Rule 144A Securities - 5.29%:

Bonds - 5.24%
Cemex Finance LLC	9.500%	12/14/16	$375,000	$390,688	$404,063
Chemtura Corporation	7.875	09/01/18	500,000	533,125	528,750
Clean Harbors, Inc.	7.625	08/15/16	60,000	62,691	63,675
Coffeyville Resources LLC	9.000	04/01/15	126,000	125,485	137,025
Evertec, Inc.	11.000	10/01/18	375,000	375,000	400,313
First Data Corporation	7.375	06/15/19	500,000	500,000	500,000
FMG Resources	7.000	11/01/15	750,000	782,778	778,125
Georgia Gulf Corporation	9.000	01/15/17	190,000	194,606	208,050
Goodrich Petroleum Corporation	8.875	03/15/19	360,000	360,000	360,000
HCA Holdings, Inc.	7.750	05/15/21	1,000,000	1,051,219	1,042,500
Headwaters, Inc.	7.625	04/01/19	850,000	850,290	850,000
Hertz Corporation	7.500	10/15/18	750,000	738,704	743,438
Huntington Ingalls Indus	7.125	03/15/21	750,000	782,813	781,875
Inergy, L.P.	7.000	10/01/18	200,000	200,000	208,000
Michael Foods, Inc.	9.750	07/15/18	75,000	75,000	81,938
Mylan, Inc.	6.000	11/15/18	750,000	759,365	750,000
Nexeo Solutions LLC	8.375	03/01/18	40,000	40,000	40,800
Packaging Dynamics Corporation of America	10.000	05/01/16	1,050,000	1,049,994	1,073,619
Pinafore LLC	9.000	10/01/18	330,000	330,000	358,050
Precision Drilling Corporation	6.625	11/15/20	750,000	776,187	772,500
SandRidge Energy, Inc.	8.000	06/01/18	360,000	363,585	377,100
Spectrum Brands, Inc.	9.500	06/15/18	125,000	123,410	137,813
Tutor Perini Corporation	7.625	11/01/18	700,000	722,642	721,000
Valeant Pharmaceuticals International	6.750	10/01/17	70,000	69,651	68,950
Valeant Pharmaceuticals International	7.000	10/01/20	880,000	881,996	853,600
Visteon Corporation	6.750	04/15/19	200,000	200,000	200,000
Venoco, Inc.	8.875	02/15/19	500,000	510,512	500,000
Total Bonds				12,849,741	12,941,184

Convertible Preferred Stock - 0.00%
ETEX Corporation (B)			777	-	-
Total Convertible Preferred Stock				-	-

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2011
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Shares	Cost	Value

Preferred Stock - 0.05%
Ally Financial	143	$45,009	$133,062
TherOX, Inc. (B)	103	-	-
Total Preferred Stock		45,009	133,062

Common Stock - 0.00%
Touchstone Health Partnership (B)	1,168	-	-
Total Common Stock		-	-

Total Rule 144A Securities		12,894,750	13,074,246

Total Corporate Restricted Securities		$258,810,063	$242,524,270

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2011
(Unaudited)

Corporate Public Securities - 7.53%: (A)	Interest Rate	Due Date	Shares or Principal Amount	Cost	Market Value

Bonds - 7.12%
Affinia Group, Inc.	9.000%	11/30/14	50,000	48,848	51,500
Alere, Inc.	9.000	05/15/16	700,000	749,875	745,500
Alliant Techsystems, Inc.	6.750	04/01/16	750,000	775,288	769,688
American Axle & Manufacturing Holding, Inc.	7.875	03/01/17	750,000	625,531	761,250
Atlas Pipeline Partners	8.125	12/15/15	750,000	677,639	780,469
Ball Corporation	5.750	05/15/21	750,000	740,625	735,000
B E Aerospace, Inc.	6.875	10/01/20	850,000	872,492	879,750
Berry Plastics Corporation (C)	5.053	02/15/15	500,000	474,706	495,625
Chaparral Energy, Inc.	8.875	02/01/17	1,000,000	994,357	1,050,000
Citigroup, Inc.	7.000	05/01/15	1,000,000	1,015,434	1,008,750
Crosstex Energy L.P.	8.875	02/15/18	225,000	220,769	245,250
Easton-Bell Sports, Inc.	9.750	12/01/16	320,000	327,775	360,000
Energy Future Holdings	10.000	01/15/20	400,000	402,735	423,870
Energy Transfer Equity LP	7.500	10/15/20	100,000	100,000	108,750
Fidelity National Information	7.625	07/15/17	100,000	100,000	108,375
Fidelity National Information	7.875	07/15/20	125,000	125,000	136,563
Harrah’s Operating Co.	11.250	06/01/17	325,000	314,567	369,281
Health Management Association	6.125	04/15/16	750,000	778,084	774,375
Intelsat Bermuda Ltd.	9.250	06/15/16	1,365,000	1,400,901	1,397,419
International Coal Group, Inc.	9.125	04/01/18	625,000	626,482	709,375
Kar Holdings, Inc.	8.750	05/01/14	50,000	50,000	51,625
Landry’s Restaurants, Inc.	11.625	12/01/15	165,000	176,112	177,788
Libbey Glass, Inc.	10.000	02/15/15	113,000	117,755	123,170
LIN Television Corporation	8.375	05/15/13	190,000	192,503	206,625
Nexstar Broadcasting Group, Inc.	8.875	04/15/17	175,000	174,000	189,438
Nortek, Inc.	11.000	12/01/13	175,778	174,245	185,885
Omnicare, Inc.	7.750	06/01/20	75,000	75,000	79,500
Pinnacle Foods Finance LLC	9.250	04/01/15	300,000	307,172	313,125
Pregis Corporation	12.375	10/15/13	1,000,000	992,083	986,250
Quebecor Media, Inc.	7.750	03/15/16	1,050,000	999,650	1,089,373
Quiksilver, Inc.	6.875	04/15/15	315,000	294,531	310,275
RailAmerica, Inc.	9.250	07/01/17	240,000	231,774	265,500
Sprint Nextel Corporation	6.000	12/01/16	1,000,000	1,032,269	1,003,750
Tekni-Plex, Inc.	8.750	11/15/13	579,000	581,688	463,200
Trimas Corporation	9.750	02/01/15	75,000	73,657	82,594
United Rentals, Inc.	10.875	06/15/16	125,000	122,000	144,375
Total Bonds				16,965,547	17,583,263

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
March 31, 2011
(Unaudited)

Corporate Public Securities: (A) (Continued)	Shares	Market Cost	Value

Common Stock - 0.41%
Bally Total Fitness Holding Corporation (B)	29	$2	$35
Chase Packaging Corporation (B)	9,541	-	487
Directed Electronics, Inc. (B)	368,560	1,856,534	633,923
Intrepid Potash, Inc. (B)	365	11,680	12,709
Nortek, Inc. (B)	175	1	7,525
Rue21, Inc. (B)	650	12,350	18,688
Supreme Industries, Inc. (B)	125,116	267,319	330,306
Total Common Stock		2,147,886	1,003,673

Total Corporate Public Securities		$19,113,433	$18,586,936

	Interest	Due	Principal		Market
Short-Term Securities:	Rate/Yield^	Date	Amount	Cost	Value

Commercial Paper - 5.00%
Natixis US Finance Company	0.300%	04/01/11	$2,000,000	$2,000,000	$2,000,000
NSTAR Electric Company	0.170	04/05/11	2,000,000	1,999,962	1,999,962
Societe Generale NA	0.270	05/04/11	1,850,000	1,849,542	1,849,542
South Carolina Electric & Gas	0.350	04/07/11	2,500,000	2,499,854	2,499,854
South Carolina Electric & Gas	0.340	04/20/11	650,000	649,884	649,884
Virginia Electric Power	0.340	04/13/11	3,350,000	3,349,620	3,349,620
Total Short-Term Securities				$12,348,862	$12,348,862
Total Investments	110.71%			$290,272,358	$273,460,068
Other Assets	3.62				8,932,098
Liabilities	(14.33)				(35,390,051)
Total Net Assets	100.00%				$247,002,115

(A)	In each of the convertible note, warrant, convertible preferred and common stock investments, the issuer has agreed to provide certain registration rights.
(B)	Non-income producing security.
(C)	Variable rate security; rate indicated is as of March 31, 2011.
(D)	Defaulted security; interest not accrued.
(E)	Illiquid securities. As of March 31, 2011, the value of these securities amounted to $229,450,024 or 92.89% of net assets.
^    Effective yield at purchase
PIK - Payment-in-kind

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2011
(Unaudited)

	Fair Value/		Fair Value/
Industry Classification:	Market Value		Market Value
AEROSPACE - 3.69%		BUILDINGS & REAL ESTATE - 2.85%
A E Company, Inc.	$3,138,511	K W P I Holdings Corporation	$3,069,998
Alliant Techsystems, Inc.	769,688	Sunrise Windows Holding Co.	2,998,967
B E Aerospace, Inc.	879,750	TruStile Doors, Inc.	237,500
Visioneering, Inc.	1,379,107	Tutor Perini Corporation	721,000
Whitcraft Holdings, Inc.	2,945,575		7,027,465
	9,112,631	CHEMICAL, PLASTICS & RUBBER - 1.28%
		Capital Specialty Plastics, Inc.	1,157,108
AUTOMOBILE - 4.38%		Chemtura Corporation	528,750
American Axle & Manufacturing Holding, Inc.	761,250	Nicoat Acquistions LLC	1,478,100
F H Equity LLC	3,013,020		3,163,958
J A C Holding Enterprises, Inc.	2,954,845	CONSUMER PRODUCTS - 9.41%
Jason Partners Holdings LLC	48,185	Aero Holdings, Inc.	3,014,235
Nyloncraft, Inc.	1,922,049	Bravo Sports Holding Corporation	2,551,362
Ontario Drive & Gear Ltd.	1,130,924	Custom Engineered Wheels, Inc.	2,551,362
Qualis Automotive LLC	794,038	Easton-Bell Sports, Inc.	360,000
Visteon Corporation	200,000	K N B Holdings Corporation	2,982,140
	10,824,311	Kar Holdings, Inc.	51,625
		Manhattan Beachwear Holding Company	4,724,093
BEVERAGE, DRUG & FOOD - 6.69%	3,171,012	Momentum Holding Co.	623,858
Eatem Holding Company	2,974,148	R A J Manufacturing Holdings LLC	2,631,778
F F C Holding Corporation	-	Tranzonic Companies (The)	3,713,872
Golden County Foods Holding, Inc.			23,243,495
Hospitality Mints Holding Company	2,517,277	CONTAINERS, PACKAGING & GLASS - 5.99%
Landry’s Restaurants, Inc.	177,788	Ball Corporation	735,000
Michael Foods, Inc.	81,938	Berry Plastics Corporation	495,625
Snacks Parent Corporation	3,053,014	Chase Packaging Corporation	487
Spartan Foods Holding Company	1,826,368	Flutes, Inc.	872,466
Specialty Commodities, Inc.	2,713,125	P K C Holding Corporation	3,467,721
	16,514,670	P P T Holdings LLC	2,992,680
		Packaging Dynamics Corporation of America	1,073,619
BROADCASTING & ENTERTAINMENT - 1.05%		Paradigm Packaging, Inc.	2,335,628
LIN Television Corporation	206,625	Pregis Corporation	986,250
Nexstar Broadcasting Group, Inc.	189,438	Tekni-Plex, Inc.	463,200
Sundance Investco LLC	1,588,253	Vitex Packaging Group, Inc.	1,369,702
Telecorps Holdings, Inc.	-		14,792,378
Workplace Media Holding Co.	617,900
	2,602,216

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2011
(Unaudited)

	Fair Value/		Fair Value/
Industry Classification: (Continued)	Market Value		Market Value
DISTRIBUTION - 1.66%		ELECTRONICS - 1.65%
Duncan Systems, Inc.	$1,395,753	Connecticut Electric, Inc.	$2,352,395
F C X Holdings Corporation	2,694,775	Barcodes Group, Inc.	1,092,322
	4,090,528		633,923
DIVERSIFIED/CONGLOMERATE,			4,078,640
MANUFACTURING - 13.59%		FINANCIAL SERVICES - 2.49%
A H C Holding Company, Inc.	2,908,647	Ally Financial	133,062
Arrow Tru-Line Holdings, Inc.	1,115,436	Cemex Finance LLC	404,063
C D N T, Inc.	1,408,493	Citigroup, Inc.	1,008,750
F G I Equity LLC	2,991,136	Evertec, Inc.	400,313
G C Holdings	2,977,529	Highgate Capital LLC	-
K P H I Holdings, Inc.	2,947,273	Natixis US Finance Company	2,000,000
K P I Holdings, Inc.	2,695,663	Pinafore LLC	358,050
MEGTEC Holdings, Inc.	2,742,181	Societe Generale NA	1,849,542
Milwaukee Gear Company	2,505,342		6,153,780
Nortek, Inc.	193,410	HEALTHCARE, EDUCATION & CHILDCARE - 5.23%
O E C Holding Corporation	1,496,327	Alere, Inc.	745,500
Postle Aluminum Company LLC	4,901,697	American Hospice Management Holding LLC	4,197,207
Trimas Corporation	82,594	CHG Alternative Education Holding Company	2,233,123
Truck Bodies & Equipment International	2,194,064	Synteract Holdings Corporation	2,681,474
Xaloy Superior Holdings, Inc.	2,418,912	Touchstone Health Partnership	-
	33,578,704	Wheaton Holding Corporation	3,059,232
DIVERSIFIED/CONGLOMERATE, SERVICE - 10.02%			12,916,536
A S C Group, Inc.	2,796,295
A W X Holdings Corporation	551,250
Advanced Technologies Holdings	3,046,030
Affinia Group, Inc.	51,500
Apex Analytix Holding Corporation	2,553,357
Associated Diversified Services	1,759,403
Clough, Harbour and Associates	2,706,683
Crane Rental Corporation	2,228,365
Insurance Claims Management, Inc.	400,295
Mail Communications Group, Inc.	1,348,411
Nesco Holdings Corporation	3,870,598
Nexeo Solutions LLC	40,800
Northwest Mailing Services, Inc.	3,408,958
Pearlman Enterprises, Inc.	-
	24,761,945

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2011
(Unaudited)

Industry Classification: (Continued)	Fair Value/ Market Value		Fair Value/ Market Value

HOME & OFFICE FURNISHINGS, HOUSEWARES & DURABLE CONSUMER PRODUCTS - 8.39%		MEDICAL DEVICES/BIOTECH - 5.65%
Connor Sport Court International, Inc.	$2,614,646	Coeur, Inc.	$1,281,045
H M Holding Company	342,550	E X C Acquisition Corporation	84,795
Home Décor Holding Company	2,418,338	ETEX Corporation	-
Justrite Manufacturing Acquisition Co.	1,812,230	HCA Holdings, Inc.	1,042,500
K H O F Holdings, Inc.	240,471	Health Management Association	774,375
Libbey Glass, Inc.	123,170	MedSystems Holdings LLC	1,428,757
Monessen Holding Corporation	1,671,395	MicroGroup, Inc.	2,148,491
Quiksilver, Inc.	310,275	Mylan, Inc.	750,000
Royal Baths Manufacturing Company	621,200	OakRiver Technology, Inc.	595,529
Spectrum Brands, Inc.	137,813	Omnicare, Inc.	79,500
Stanton Carpet Holding Co.	2,507,588	NT Holding Company	2,955,969
Transpac Holding Company	1,825,361	Precision Wire Holding Company	2,813,420
U M A Enterprises, Inc.	2,497,944	TherOX, Inc.	-
U-Line Corporation	1,840,977		13,954,381
Wellborn Forest Holding Co.	1,764,386	MINING, STEEL, IRON & NON-PRECIOUS METALS - 1.28%
	20,728,344	FMG Resources	778,125
LEISURE, AMUSEMENT & ENTERTAINMENT- 1.41%		T H I Acquisition, Inc.	2,392,430
Bally Total Fitness Holding Corporation	35		3,170,555
Harrah’s Operating Co.	369,281	NATURAL RESOURCES - 4.31%
Savage Sports Holding, Inc.	3,107,381	Georgia Gulf Corporation	208,050
	3,476,697	Headwaters, Inc.	850,000
MACHINERY - 7.34%		International Coal Group, Inc.	709,375
A S A P Industries LLC	1,634,515	Intrepid Potash, Inc.	12,709
Davis-Standard LLC	2,204,873	NSTAR Electric Company	1,999,962
E S P Holdco, Inc.	2,399,934	SandRidge Energy, Inc.	377,100
M V I Holding, Inc.	1,121,047	South Carolina Electric & Gas	3,149,738
Motion Controls Holdings	2,969,743	Virginia Electric Power	3,349,620
NetShape Technologies, Inc.	848,169		10,656,554
Pacific Consolidated Holdings LLC	1,206,913
Power Services Holding Company	2,494,566
R E I Delaware Holding, Inc.	2,643,669
Safety Speed Cut Manufacturing Company, Inc.	288,191
Supreme Industries, Inc.	330,306
	18,141,926

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2011
(Unaudited)

	Fair Value/		Fair Value/
Industry Classification: (Continued)	Market Value		Market Value

OIL & GAS - 4.66%		TRANSPORTATION - 0.73%
Atlas Pipeline Partners	$780,469	Hertz Corporation	$743,438
Coffeyville Resources LLC	137,025	Huntington Ingalls Indus	781,875
Chaparral Energy, Inc.	1,050,000	NABCO, Inc.	-
Energy Transfer Equity LP	108,750	RailAmerica, Inc.	265,500
Goodrich Petroleum Corporation	360,000		1,790,813
International Offshore Services LLC	2,676,919	UTILITIES - 0.36%
MBWS Ultimate Holdco, Inc.	3,903,553	Crosstex Energy L.P.	245,250
Precision Drilling Corporation	772,500	Energy Future Holdings	423,870
Total E & S, Inc.	1,231,928	Inergy, L.P.	208,000
Venoco, Inc.	500,000		877,120
	11,521,144	WASTE MANAGEMENT/POLLUTION - 0.76%
PHARMACEUTICALS - 1.53%		Clean Harbors, Inc.	63,675
CorePharma LLC	2,858,536	Terra Renewal LLC	1,806,718
Valeant Pharmaceuticals International	922,550	Torrent Group Holdings, Inc.	-
	3,781,086		1,870,393
PUBLISHING/PRINTING - 0.67%
Newark Group, Inc.	571,627	Total Investments - 110.71%	$273,460,068
Quebecor Media, Inc.	1,089,373
	1,661,000
RETAIL STORES - 0.19%
Pinnacle Foods Finance LLC	313,125
Rue21, Inc.	18,688
United Rentals, Inc.	144,375
	476,188
TECHNOLOGY - 1.91%
Fidelity National Information	244,938
First Data Corporation	500,000
Sencore Holding Company	1,235,769
Smart Source Holdings LLC	2,729,091
	4,709,798
TELECOMMUNICATIONS - 1.54%
All Current Holding Company	1,381,643
Intelsat Bermuda Ltd.	1,397,419
Sprint Nextel Corporation	1,003,750
	3,782,812

See Notes to Consolidated Financial Statements

INCOME TAX INFORMATION

The aggregate cost of investments is substantially the same for financial reporting and Federal income tax purposes as of March 31, 2011. The net unrealized depreciation of investments for financial reporting purposes as of March 31, 2011 is $16,812,290 and consists of $22,077,413 appreciation and $38,889,703 depreciation.

FAIR VALUE MEASUREMENTS

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“U.S. GAAP”), the Trust discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements). The guidance establishes three levels of the fair value hierarchy as follows:

    Level 1 - quoted prices in active markets for identical securities

    Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)
The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Trust's net assets as of March 31, 2011:

Assets:	Total	Level 1	Level 2	Level 3
Restricted Securities
Corporate Bonds	$203,315,721	$-	$12,941,184	$190,374,537
Common Stock - U.S.	18,411,012	-	-	18,411,012
Preferred Stock	10,648,092	-	133,062	10,515,030
Partnerships and LLCs	10,149,445	-	-	10,149,445
Public Securities
Corporate Bonds	17,583,263	-	17,583,263	-
Common Stock - U.S.	1,003,673	1,003,638	-	35
Preferred Stock	-	-	-	-
Short-term Securities	12,348,862	-	12,348,862	-
Total	$273,460,068	$1,003,638	$43,006,371	$229,450,059

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

								Unrealized gains & losses in net income from assets still held
			Total gains or losses realized/ unrealized
	Beginning balance at 12/31/2010	Accrued discounts/ premiums				Transfers in and/or out of Level 3	Ending balance at 03/31/2011

Assets:				Purchases	Sales
Restricted Securities
Corporate Bonds	$190,859,745	$326,416	$(2,031,711)	$8,967,128	$(7,747,041)	$-	$190,374,537	$(2,232,932)
Common Stock - U.S.	14,856,116	-	2,800,710	789,512	(35,326)	-	18,411,012	2,789,609
Preferred Stock	9,311,982	-	582,748	620,300	-	-	10,515,030	582,748
Partnerships and LLCs	8,555,269	-	1,422,216	261,285	(89,325)	-	10,149,445	1,332,891
Public Securities
Common Stock	-	-	35	-	-	-	35	35
	$223,583,112	$326,416	$2,773,998	$10,638,225	$(7,871,692)	$-	$229,450,059	$2,472,351

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The principal executive officer and principal financial officer of the Registrant evaluated the effectiveness of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") as of a date within 90 days of the filing date of this report and based on that evaluation have concluded that such disclosure controls and procedures are effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There have been changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act)("internal controls") that occurred during the Registrant's last fiscal quarter.  The Registrant's investment adviser, Babson Capital Management LLC, who maintains the Registrant's internal controls, revised its internal controls to oversee State Street Bank & Trust who now provides certain administrative and accounting services to the Registrant.

ITEM 3.  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MassMutual Corporate Investors

By (Signature and Title)*	/s/ Michael L. Klofas Michael L. Klofas, President

Date     May 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael L. Klofas Michael L. Klofas, President

Date     May 31, 2011

By (Signature and Title)*	/s/ James M. Roy James M. Roy, Vice President and Chief Financial Officer

Date     May 31, 2011

* PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.